ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accrued Expenses
Compensation	$ 74	$ 72
Professional fees	1,498	83
Other	179	196
Total accrued expenses	$ 1,751	$ 351